Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease Commitments [Abstract]
Schedule of right of use asset and liabilities
	September 30, 2022	December 31, 2021
Asset
Operating lease right of use assets	$1,987,544	$1,923,082

Liabilities
Operating lease liabilities, current portion	$268,310	$384,530
Operating liabilities, net of current portion	1,768,609	1,570,388
Total lease liabilities	$2,036,919	$1,954,918

	2021	2020
Asset
Right of use asset	$1,923,082	$495,154

Liability
Right of use liability, current portion	$384,530	$249,284
Right of use liability, net of current portion	1,570,388	223,985
Total lease liability	$1,954,918	$473,269

Schedule of minimum lease payments under the operating lease
For the Year Ended December 31:
2022 (remainder of year)	$148,777
2023	465,164
2024	478,141
2025	491,508
2026	505,277
Thereafter	746,597
Total payments	2,835,464
Less: amount representing interest	(798,545)
Lease obligation, net	2,036,919
Less: current portion	(268,310)
Lease obligation – long-term	$1,768,609

For the Year Ended December 31:
2022	$583,646
2023	369,473
2024	379,579
2025	389,989
2026	400,712
Thereafter	638,895
Total payments	2,762,294
Less: amount representing interest	(807,376)
Lease obligation, net	1,954,918
Less: current portion	(384,530)
Lease obligation – long-term	$1,570,388